Note 13 - Warrants and Options	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
NOTE
13
. WARRANTS AND OPTIONS

Options

At
December 31, 2020
and
2019
, we had fully vested options outstanding to purchase
200,648

and
314,218,
respectively, of shares of common stock at exercise prices ranging from
$6.29

to $
134.00
per share.

Due to the high level of volatility in the stock price of our common stock, our management determined the grant date fair value of the options granted during the year ended
December 31, 2020
using the then quoted stock price at the grant date. There were no
options granted during
2019

Warrants

At
December 31, 2020
and
2019
, we had warrants outstanding to purchase
404,676
 and
728,583
shares of common stock, respectively. At
December 31, 2020
the warrants had a weighted average exercise price of
$11.12
 per share purchased and a weighted average remaining contractual term o
f
2.00
 years. At
December 31, 2019
, the warrants had a weighted average exercise price of
$6.18
per share purchased and a weighted average remaining contractual term of
3.00
years.

Non-Incentive Plan Options

At
December 31, 2020
and
2019
, we had
46,643
 and
323,498
non-incentive options outstanding with a weighted-average exercise price of
$21.46
 and
$21.84,

respectively,

with a remaining contract term of
0.45

years at
December 31, 2020
and with a remaining contract term of
.92
years at
December 31, 2019
.

These options were out of the money at
December 31, 2020
and
2019
 and had
no
intrinsic value.